Cover	12 Months Ended
Oct. 28, 2023
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Analog Devices, Inc.
Entity Central Index Key	0000006281